Cover	Jul. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2022
Entity File Number	333-202959
Entity Registrant Name	BALANCE LABS, INC.
Entity Central Index Key	0001632121
Entity Tax Identification Number	47-1146785
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	407 Lincoln Road
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	907-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per shares
Trading Symbol	BLNC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable